Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Carrying Amount of Goodwill
Goodwill Total Balance		$ 52.5	$ 52.5
Impairment Losses		0.0	0.0
Goodwill Written Off Related to Sale of AEPRO		(38.8)
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization		2.0	5.0
Amortization of Intangible Assets		3.0	5.0	$ 14.0
Estimated Total Amoritzation in 2016		$ 2.0
Acquired Customer Contracts [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life		5 years
Gross Carrying Amount		$ 58.3	58.3
Accumulated Amortization		56.5	53.4
Corporate and Other [Member]
Changes in Carrying Amount of Goodwill
Goodwill Total Balance		37.1	75.9	75.9
Impairment Losses		0.0	0.0
Goodwill Written Off Related to Sale of AEPRO	[1]	(38.8)
Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill Total Balance		15.4	15.4	15.4
Impairment Losses		$ 0.0	0.0
Balance Inclusive of AEP River Operations LLC [Member]
Changes in Carrying Amount of Goodwill
Goodwill Total Balance			$ 91.3	$ 91.3

[1]	The goodwill of $38.8 million related to AEPRO is included in Other Classes of Assets That Are Not Major as of December 31, 2014 in Note 7. See “Dispositions” section of Note 7 for additional information.